Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2023
Fixed Assets [Abstract]
Schedule of Fixed Assets
				Office
	Photovoltaic	Pumped	Biogas	furniture and
	plants	storage	plants	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2023	266,062	102,472	36,355	224	405,113
Additions	19,762	42,178	1,792	27	63,759
Transfer to disposal groups held for sale	-	-	-	(18)	(18)
Effect of changes in exchange rates	(108)	(6,019)	-	-	(6,127)
Balance as at December 31, 2023	285,716	138,631	38,147	233	462,727

Balance as at January 1, 2022	251,027	78,892	35,192	190	365,301
Additions	15,036	29,124	1,163	33	45,356
Effect of changes in exchange rates	(1)	(5,544)	-	1	(5,544)
Balance as at December 31, 2022	266,062	102,472	36,355	224	405,113

Depreciation
Balance as at January 1, 2023	29,530	-	9,652	175	39,357
Depreciation for the year	12,736	-	2,644	25	15,405
Transfer to disposal groups held for sale	-	-	-	(18)	(18)
Effect of changes in exchange rates	-	-	-	1	1
Balance as at December 31, 2023	42,266	-	12,296	183	54,745

Balance as at January 1, 2022	17,297	-	6,952	155	24,404
Depreciation for the year	12,233	-	2,700	21	14,954
Effect of changes in exchange rates	-	-	-	(1)	(1)
Balance as at December 31, 2022	29,530	-	9,652	175	39,357

Carrying amounts
As at January 1, 2022	233,730	78,892	28,240	35	340,897
As at December 31, 2022	236,532	102,472	26,703	49	365,756
As at December 31, 2023	243,450	138,631	25,851	50	407,982

Schedule of Investments in Photovoltaic Plants	Presented hereunder are data regarding the Company’s investments in photovoltaic plants as at December 31, 2023:
PV Plant Title	Original nominal capacity	Connection to grid/Other status	Cost included in book value as at December 31, 2023
			€ in thousands
“Ellomay Spain – Rinconada II”	2.275 MWP	June 2010	5,509
“Rodríguez I”	1.675 MWP	November 2011	3,662
“Rodríguez II”	2.691 MWP	November 2011	6,631
“Fuente Librilla”	1.248 MWP	June 2011	3,212
“Talasol”	300 MWP	January 2021	220,061
“Ellomay Solar”	28 MWP	July 2022	18,074
“Solar Italy One”	14.8 MWP	Under construction	12,056
“Solar Italy Two”	4.95 MWP	Under construction	4,069
“Solar Italy Four”	15.6 MWP	Ready to Build status	553
“Solar Italy Five”	87.2 MWP	Ready to Build status	4,535
“Solar Italy Seven”	54.77 MWP	Ready to Build status	1,852
“Solar Italy Nine”	8 MWP	Ready to Build status	464
“Solar Italy Ten”	18 MWP	Ready to Build status	1,071
“Fairfield Solar”	13.44 MWP	Ready to Build status	1,100
“Mexia Solar I”	5.6 MWP	Ready to Build status	808
“Mexia Solar II”	5.6 MWP	Ready to Build status	341
“Malakoff Solar I”	6.96 MWP	Ready to Build status	578
“Malakoff Solar II”	6.96 MWP	Ready to Build status	351
“Talco Solar”	10.3 MWP	Ready to Build status	789